Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	TXTM
Entity Registrant Name	PROTEXT MOBILITY, INC.
Entity Central Index Key	0001163573
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 2,397	$ 60,209	$ 37,890
Accounts receivable			238
Prepaid expenses	15,268	12,130	12,671
Total current assets	17,665	72,339	50,799
Property and equipment - net	1,398	14,647	68,094
Other assets:
Capitalized software costs	241,127	161,931	252,001
Website development costs	27,084	38,750	40,000
Security deposit	9,454	9,454	9,454
Total other assets	277,665	210,135	301,455
Total assets	296,728	297,121	420,348
Current liabilities:
Current portion of long term debt and capital leases		6,002	47,991
Current portion of 10% convertible notes payable	114,034	114,034	233,832
Due to stockholder		195,686	307,838
Accounts payable	476,472	370,126	295,771
Accrued expenses	271,230	201,234	501,727
Total current liabilities	1,521,861	1,988,279	3,302,475
Other liabilities:
Dividends payable	324,632	90,840
Obligations under capital lease, net of current portion			5,735
Deferred rent	2,003	3,849	7,541
Total liabilities	1,848,496	2,082,968	3,315,751
Preferred stock - $.0001 par value, authorized - 25,000,000 shares;
Common stock	16,514	14,514	7,921
Additional paid-in capital	43,348,562	40,926,795	26,470,579
Accumulated deficit	(44,916,911)	(42,727,234)	(29,374,015)
Total stockholders' deficit	(1,551,768)	(1,785,847)	(2,895,403)
Total liabilities and stockholders' deficit	296,728	297,121	420,348
Series A Preferred stock
Preferred stock - $.0001 par value, authorized - 25,000,000 shares;
Preferred stock	16	27	90
Series B Preferred stock
Preferred stock - $.0001 par value, authorized - 25,000,000 shares;
Preferred stock	51	51	22
Convertible Notes Payable
Current liabilities:
Short term bridge notes payable	660,125	976,407	1,642,249
Non Convertible Notes Payable
Current liabilities:
Short term bridge notes payable		$ 124,790	$ 273,067

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Capitalized software costs, accumulated amortization	$ 156,355	$ 112,250	$ 82,120
Website development costs, accumulated amortization	2,916	21,250	5,000
Convertible short term bridge notes payable, discount	$ 0	$ 535,053	$ 111,574
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	400,000,000	400,000,000	400,000,000
Common stock, issued	165,144,107	145,138,192	79,203,336
Common stock, outstanding	165,144,107	145,138,192	79,203,336
Series A Preferred stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, liquidation value	$ 2.62	$ 2.62	$ 2.62
Preferred stock, designated	1,526,718	1,526,718	1,526,718
Preferred stock, issued	164,805	269,862	901,237
Preferred stock, outstanding	164,805	269,862	901,237
Series B Preferred stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, liquidation value	$ 9.09	$ 9.09	$ 9.09
Preferred stock, designated	1,000,000	1,000,000	1,000,000
Preferred stock, issued	511,551	511,551	220,022
Preferred stock, outstanding	511,551	511,551	220,022

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 7,003	$ 8,796	$ 12,691	$ 16,419	$ 30,853	$ 31,428
Cost of Sales:
Commissions		28		224	2,977	699
Amortization of Software Costs	22,907	34,939	44,105	67,474	128,325	82,120
Write off of capitalized software costs					130,212
Cost of Sales	22,907	34,967	44,105	67,698	261,514	82,819
Gross Loss	(15,904)	(26,171)	(31,414)	(51,279)	(230,661)	(51,391)
Operating expenses:
Selling	8,536	2,391	15,233	27,150	199,961	57,088
Web site costs	26,455	34,323	54,203	65,311	84,195	69,945
General and administrative	490,899	1,088,270	1,242,558	1,940,948	3,913,934	3,658,239
Depreciation and amortization	7,699	19,647	16,165	37,548	69,697	87,515
Total operating expenses	533,589	1,144,631	1,328,159	2,070,957	4,267,787	3,872,788
Loss from operations	(549,493)	(1,170,802)	(1,359,573)	(2,122,236)	(4,498,448)	(3,924,179)
Other (income) expenses:
Interest	19,464	57,230	49,523	119,820	226,993	396,410
Interest - related party						1,008
(Gain)/loss on extinguishment of liabilities	11,258	31,263	(23,981)	31,263	(3,500)	(491,830)
Other income			(4,000)
Write off of website costs			38,750
Debt conversion expense		159,638	966	159,638	272,862
Other expenses						889
Amortization of note discounts		73,199	535,054	187,664	684,186	650,254
Total other expenses	30,722	321,330	596,312	498,385	1,180,541	556,731
Net loss	(580,215)	(1,492,132)	(1,955,885)	(2,620,621)	(5,678,989)	(4,480,910)
Common stock dividends to be issued for Series B Preferred Stock	(117,542)	(55,430)	(233,792)	(90,430)	(260,939)	(43,556)
Net loss applicable to common stock holders	(697,757)	(2,122,000)	(2,189,677)	(7,688,036)	(13,353,219)	(6,524,466)
Per share data
Loss per share - basic and diluted	$ 0	$ (0.02)	$ (0.01)	$ (0.08)	$ (0.12)	$ (0.09)
Weighted average number of shares outstanding- basic and diluted	163,362,892	112,628,931	147,959,708	96,161,391	111,287,250	76,074,372
Modification of warrants issued with Series B Preferred Stock
Other (income) expenses:
Deemed Dividend				(2,023,804)	(2,783,291)
Warrant
Other (income) expenses:
Deemed Dividend		$ (574,438)		$ (2,953,181)	$ (4,630,000)	$ (2,000,000)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Series A Preferred stock	Series B Preferred stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Interest Expense	Interest Expense Common Stock	Interest Expense Additional Paid-In Capital	Convertible Notes Payable	Convertible Notes Payable Common Stock	Convertible Notes Payable Additional Paid-In Capital	Bridge Loan	Bridge Loan Common Stock	Bridge Loan Additional Paid-In Capital	Legal Settlement	Legal Settlement Common Stock	Legal Settlement Additional Paid-In Capital	Other Services	Other Services Common Stock	Other Services Additional Paid-In Capital	Consulting Services	Consulting Services Additional Paid-In Capital	Employee	Employee Additional Paid-In Capital	Interest Expense, Long-Term Debt	Interest Expense, Long-Term Debt Common Stock	Interest Expense, Long-Term Debt Additional Paid-In Capital	Settlement of Debt	Settlement of Debt Common Stock	Settlement of Debt Additional Paid-In Capital	Services	Services Common Stock	Services Additional Paid-In Capital	Preferred A conversion Series A Preferred stock	Preferred A conversion Common Stock	Preferred A conversion Additional Paid-In Capital	Debt Expense	Debt Expense Additional Paid-In Capital	Conversion of Bridge Notes	Conversion of Bridge Notes Common Stock	Conversion of Bridge Notes Additional Paid-In Capital	Issuance of warrants and common stock in connection with purchase of Series B Preferred Common Stock	Issuance of warrants and common stock in connection with purchase of Series B Preferred Additional Paid-In Capital	Issuance of warrants and common stock in connection with purchase of Series B Preferred Accumulated Deficit	Modification of warrants issued with Series B Preferred Stock	Modification of warrants issued with Series B Preferred Stock Additional Paid-In Capital	Modification of warrants issued with Series B Preferred Stock Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ (3,627,571)	$ 90		$ 7,178	$ 19,214,710	$ (22,849,549)
Beginning Balance (in shares) at Dec. 31, 2008		901,237		71,787,304
Restricted stock issued (in shares)				2,830,000
Restricted stock issued	266,744			283	266,461
Interest related to modification of conversion price of debt	133,398				133,398
Fair value of options issued for consulting services	94,000				94,000
Issuance expense	670,548				670,548
Common stock issued in connection with warrants exercise (in shares)				24,000
Common stock issued in connection with warrants exercise				2	(2)
Issuance of Preferred B securities (in shares)			220,022
Issuance of Preferred B securities	2,000,000		22		1,999,978
Dividends payable in common stock to Series B Preferred Stockholders					43,556	(43,556)
Deemed Dividend					2,000,000	(2,000,000)
Net loss	(4,480,910)					(4,480,910)
Common stock issued (in shares)								675,795									500,000			120,000
Common stock issued							79,837	66	79,771							45,000	50	44,950	21,001	15	20,986
Common stock issued for conversion of securities (in shares)											766,237			2,500,000
Common stock issued for conversion of securities										93,160	77	93,083	350,000	250	349,750
Beneficial conversion feature													341,393		341,393
Warrants issued													94,368		94,368							663,629	663,629	360,000	360,000
Ending Balance at Dec. 31, 2009	(2,895,403)	90	22	7,921	26,470,579	(29,374,015)
Ending Balance (in shares) at Dec. 31, 2009		901,237	220,022	79,203,336
Deemed Dividend																																														(2,023,804)
Net loss	(2,620,621)
Ending Balance at Jun. 30, 2010
Beginning Balance at Dec. 31, 2009	(2,895,403)	90	22	7,921	26,470,579	(29,374,015)
Beginning Balance (in shares) at Dec. 31, 2009		901,237	220,022	79,203,336
Restricted stock issued (in shares)											2,443,183
Restricted stock issued										268,470	244	268,226
Fair value of options issued for consulting services	209,196				209,196
Issuance expense	1,390,613				1,390,613																																	272,862	272,862
Common stock issued in connection with option exercise (in shares)				567,536
Common stock issued in connection with option exercise				57	(57)
Common stock issued in connection with warrants exercise (in shares)				1,445,079
Common stock issued in connection with warrants exercise				145	(145)
Common stock issued board of directors compensation (in shares)				1,170,638
Common stock issued board of directors compensation	108,261			117	108,144
Common stock dividends issued in accordance with Series B (in shares)				2,077,697																																							41,850,000
Common stock dividends issued in accordance with Series B				208	169,891	(170,099)
Series B Preferred Stock purchased (in shares)			291,529
Series B Preferred Stock purchased	2,650,000		29		2,649,971
Dividends payable	(90,840)					(90,840)
Deemed Dividend																																														(2,783,291)	2,783,291	(2,783,291)
Net loss	(5,678,989)					(5,678,989)
Common stock issued (in shares)								1,906,151									2,102,175										215,908			100,000			738,717								2,750,000
Common stock issued							228,748	190	228,558							183,924	210	183,714								24,451	22	24,429	14,000	10	13,990	71,308	74	71,234						296,750	275	296,475
Common stock issued for conversion of securities (in shares)											855,703			1,398,319																					(631,375)	6,313,750
Common stock issued for conversion of securities										119,799	86	119,713	195,765	140	195,625																				(63)	631	(568)
Beneficial conversion feature										804,520		804,520
Warrants issued										34,719		34,719										6,000	6,000
Deemed dividend related to issuance of warrants and common stock in connection with purchase of Series B Preferred Stock																																											4,185	4,625,815	(4,630,000)
Ending Balance at Dec. 31, 2010	$ (1,785,847)	$ 27	$ 51	$ 14,514	$ 40,926,795	$ (42,727,234)
Ending Balance (in shares) at Dec. 31, 2010		269,862	511,551	145,138,192

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (1,955,885)	$ (2,620,621)	$ (5,678,989)	$ (4,480,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt	(23,981)	31,263	(3,500)	(491,830)
Debt modification expense	966	159,638	272,862
Write off of website development costs	38,750
Write off of capitalized software			130,212
Common stock issued for services	155,534	48,600
Common stock issued for compensation	105,500		108,261
Stock issued for interest	6,842	14,796	24,451	79,837
Compensatory element of stock options	220,379	632,381	1,381,775	670,548
Depreciation	13,249	30,049	53,447	62,859
Amortization of deferred financing costs				10,000
Amortization of software and website development costs	47,021	74,974	144,575	87,120
Amortization of intangible assets				9,657
Amortization of discount related to debt	535,054	187,664	684,186	650,254
Interest and compensation expense as a result of modification of warrant exercise price				133,398
Increase (decrease) in cash flows as a result of changes in asset and liability account balances:
Accounts receivable		32	238	1,653
Prepaid expenses and other assets	(3,138)	5,031	541	6,109
Deferred rent	(1,846)	(1,846)	(3,692)	(1,957)
Accounts payable and accrued expenses	375,936	163,935	208,987	(68,886)
Due to stockholders	(4,314)		(112,152)	28,719
Total adjustments	1,527,906	1,516,204	3,288,619	2,316,111
Net cash used in operating activities	(427,979)	(1,104,417)	(2,390,370)	(2,164,799)
Cash flows from investing activities:
Capitalized software costs	(123,301)	(89,044)	(168,467)	(247,207)
Capitalized website development costs	(5,000)		(15,000)	(45,000)
Net cash used in investing activities	(128,301)	(89,044)	(183,467)	(292,207)
Cash flows from financing activities:
Proceeds from sale of Preferred B securities		1,300,000	2,650,000	2,000,000
Proceeds from sale of common stock	337,500
Proceeds from exercise of stock options	26,970		8,880
Payments to stockholders		(56,076)		(306,809)
Proceeds from bridge notes payable	170,000	200,000	645,125	1,600,000
Payments under capital lease	(3,229)	(22,267)	(44,762)	(70,388)
Net cash provided by financing activities	498,468	1,204,842	2,596,156	2,469,679
Net (decrease) increase in cash	(57,812)	11,381	22,319	12,673
Cash at beginning of period	60,209	37,890	37,890	25,217
Cash at end of period	2,397	49,271	60,209	37,890
Supplemental Schedules of Noncash Investing and Financing Activities:
Cash payment made during the period-Interest			12,248	11,745
Restricted stock issued in connection to bridge loans		31,438	268,470	266,744
Warrants granted in connection to convertible loan issuance			34,719	94,368
Beneficial conversion feature in relation to bridge loans		26,653	804,520	341,293
Common stock dividends payable for Series B Preferred Stock	233,792		90,840	43,556
Common stock dividends issued for Series B Preferred Stock		90,430	170,099
Consulting Services
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants/options issued	61,954	169,687	215,196	1,117,629
Bridge Loan
Cash flows from financing activities:
Payments of notes payable	(30,000)	(210,000)	(660,125)	(513,109)
Supplemental Schedules of Noncash Investing and Financing Activities:
Debt discount		15,121
Equipment
Cash flows from financing activities:
Payments of notes payable	(2,773)		(2,962)
10 Percent Investor
Cash flows from financing activities:
Payments of notes payable		(6,815)		(191,008)
Settlement of Litigation
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	25,000	72,000	72,000	45,000
Settlement of Debt
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	267,033	14,000	14,000
Convertible Debt
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	1,116,126	311,404	841,063	443,160
Modification of warrants issued with Series B Preferred Stock
Supplemental Schedules of Noncash Investing and Financing Activities:
Deemed preferred stock dividend		2,023,804	2,783,291
Issuance of warrants and common stock in connection with purchase of Series B Preferred
Supplemental Schedules of Noncash Investing and Financing Activities:
Deemed preferred stock dividend		2,953,181	4,630,000	2,000,000
Legal Settlement
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants/options issued			111,924
Other Services
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants/options issued			71,308	21,000
Banks
Cash flows from financing activities:
Payments of notes payable				(49,007)
Interest Expense
Supplemental Schedules of Noncash Investing and Financing Activities:
Common stock issued	125,012	228,750
Restricted Stock
Supplemental Schedules of Noncash Investing and Financing Activities:
Debt discount		154,054
Warrant
Supplemental Schedules of Noncash Investing and Financing Activities:
Debt discount		$ 38,795

DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DESCRIPTION OF BUSINESS
NOTE 1 - DESCRIPTION OF BUSINESS

The Company and Nature of Business

ProText Mobility Inc. (formerly known as EchoMetrix Inc. and SearchHelp, Inc) was incorporated in the State of Delaware on September 5, 2001 and completed its initial public offering on July 23, 2003. During the fiscal year ended December 31, 2008, the Company acquired 100% of the stock of EchoMetrix, Inc, a wholly owned subsidiary, and in May of 2009 the Company filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which EchoMetrix was merged into the Company, and the Company's corporate name was changed from SearchHelp, Inc. to EchoMetrix, Inc. In December of 2010, the Company formed a new Corporation (ProText Mobility, Inc) and filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which the Company’s wholly owned subsidiary, ProText Mobility, Inc., was merged into the Company, and the Company’s name changed from Echo Metrix, Inc. to ProText Mobility, Inc.

Protext Mobility develops innovative products and solutions for the mobile communications market. As disclosed in public filings, the Company has evolved from a software developer for personal computer (“PC”) to products designed for the mobile industry. Our first technology, FamilySafe Parental Controls continues to generate revenue for the Company. Going forward, the Company’s mission is to leverage our core intellectual property; namely, the ability to analyze and contextualize digital data streams and apply the results towards high-growth markets, such as mobile communications and messaging. Our lead offering, SafeText is a premium service for mobile devices that provides parents a solution to help manage their children’s mobile communication activities.

Presentation of Interim Statements
The accompanying unaudited consolidated financial statements have been prepared, in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company's Annual report, as amended on Form 10-K/A filed on April 11, 2011. The results of the six months ended June 30, 2011 are not necessarily indicative of the results to be expected for the full year ending December 31, 2011.

Going Concern
The accompanying unaudited consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As reflected in the unaudited consolidated financial statements, the Company incurred net losses of approximately  $1,956,000 and  $2,621,000 for the six months ended June 30, 2011 and 2010, respectively. In addition, the Company had negative working capital of approximately  $1,504,000 and an accumulated deficit of approximately  $44,917,000 at June 30, 2011. These matters raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management's efforts have been directed towards the development and implementation of a plan to generate sufficient revenues to cover all of its present and future costs and expenses. This plan is to address mobile messaging market opportunities with novel, comprehensive and robust solutions for the consumer and enterprise market. Overall, we see a unique opportunity to add value to the text messaging market.

Our lead offering, SafeText, is a premium service for mobile devices that provide parents a solution to help manage their children’s mobile communications activities. SafeText is offered in two configurations; a device-based and a network-based solution as more fully described in Management's Discussion and Analysis of Financial Condition and Results of Operations. If the Company does not generate sufficient revenues from the sales of its products in an amount necessary to meet its cash needs, the Company will need additional financing to continue to operate. There are no assurances that the Company can continue to successfully raise additional financing. As the Company increases sales from its products and services, the Company expects to have cash flows from operations. For the six months ended June 30, 2011, the Company raised through private placements of common stock and warrants and issuance of debt of approximately  $508,000. In addition an approximate total of  $1,241,000 of the bridge notes payable and accrued interest have been converted into common stock for the six months ended June 30, 2011.

The accompanying unaudited consolidated financial statements have been prepared, in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company's Annual report, as amended on Form 10-K/A filed on April 11, 2011. The results of the six months ended June 30, 2011 are not necessarily indicative of the results to be expected for the full year ending December 31, 2011.

NOTE 1 - DESCRIPTION OF BUSINESS AND GOING CONCERN

ProText Mobility Inc. (formerly known as EchoMetrix Inc. and SearchHelp, Inc) was incorporated in the State of Delaware on September 5, 2001 and completed its initial public offering on July 23, 2003. During the fiscal year ended December 31, 2008, the Company acquired 100% of the stock of EchoMetrix, Inc, a wholly owned subsidiary, and in May of 2009 the Company filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which EchoMetrix was merged into the Company, and the Company's corporate name was changed from SearchHelp, Inc. to EchoMetrix, Inc. In December of 2010, the Company formed a new Corporation (ProText Mobility, Inc) and filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which the Company’s wholly owned subsidiary, ProText Mobility, Inc., was merged into the Company, and the Company’s name changed from Echo Metrix, Inc. to ProText Mobility, Inc.

Protext Mobility develops innovative products and solutions for the mobile communications market. As disclosed in public filings, the Company has evolved from a software developer for personal computer (“PC”) to products designed for the mobile industry. Our first technology, FamilySafe Parental Controls continues to generate revenue for the Company. Going forward, the Company’s mission is to leverage our core intellectual property; namely, the ability to analyze and contextualize digital data streams and apply the results towards high-growth markets, such as mobile communications and messaging. Our lead offering, SafeText is a premium service for mobile devices that provides parents a solution to help manage their children’s mobile communication activities.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  As reflected in the consolidated financial statements, the Company incurred net losses of approximately  $5,679,000 and  $4,481,000 for the years ended December 31, 2010 and 2009, respectively.  In addition, the Company had negative working capital of approximately  $1,916,000 and an accumulated deficit of approximately  $42,727,000 at December 31, 2010.

These circumstances raise substantial doubt about the Company's ability to continue as a going concern.  The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.  Management's efforts have been directed towards the development and implementation of a plan to generate sufficient revenues to cover all of its present and future costs and expenses. This plan is to address mobile messaging market opportunities with novel, comprehensive and robust solutions for the consumer and enterprise market. Overall, we see a unique opportunity to add value to the underserved “trillion” text messaging market.

Our lead offering, SafeText, is a premium service for mobile devices that provide parents a solution to help manage their children’s mobile communications activities. SafeText is offered in two configurations; a device-based and a network-based solution as more fully described in Part I, Business Strategy and Products.

If the Company does not generate sufficient revenues from the sales of its products in an amount necessary to meet its cash needs, the Company will need additional financing to continue to operate. There are no assurances that the Company can continue to successfully raise additional financing.  As the Company increases sales from its products and services, the Company expects to increase cash flows from operations. The Company has been successful in raising financing from equity and debt transactions. For the fiscal year ended December 31, 2010, the Company raised approximately  $3,304,000 from the sale of preferred stock ( $2,650,000), exercise of options ( $9,000) and private placement of common stock and warrants and issuance of debt ( $645,000). During the fiscal year ended December 31, 2009, the Company raised approximately  $3,600,000 from the sale of preferred stock ( $2,000,000), and private placement of common stock and warrants, and issuance of debt ( $1,600,000). In addition an approximate total of  $120,000 and  $93,000 of the 10% short term promissory notes have been converted into common stock for the fiscal years ended December 31, 2010 and 2009, respectively. For the fiscal years ended December 31, 2010 and 2009, approximately  $376,000 and  $350,000, respectively of the bridge notes payable have been converted into common stock.

The accompanying consolidated financial statements have been prepared, in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES

(a) Earnings Per Share :

The Company utilizes the guidance per FASB Codification “ASC 260 "Earnings Per Share". Basic earnings per share is calculated on the weighted effect of all common shares issued and outstanding, and is calculated by dividing net income available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share, which is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation, plus the number of common shares that would be issued assuming conversion of all potentially dilutive securities outstanding, is not presented separately as it is anti-dilutive. Such securities, shown below, presented on a common share equivalent basis and outstanding as of June 30, 2011 and 2010 have been excluded from the per share computations:

	For the Six Months Ended
	June 30,
	2011	2010
2004 Stock Plan Options	230,000	230,000
Non ISO Stock Options	31,204,900	25,791,922
Convertible Preferred Stock	52,764,630	45,316,000
Convertible Notes Payable	8,729,195	14,835,964
Warrants	107,025,589	87,172,317

(b) Software Development Costs:

Research and development costs are expensed as incurred. No research and development costs were incurred during the six months ended June 30, 2011 and 2010.

In accordance with the provisions of Accounting for the costs of computer software to be sold or otherwise marketed, software development costs are subject to capitalization beginning when a product's technological feasibility has been established and ending when a product is available for release to customers. For the six months ended June 30, 2011 and 2010, respectively, the Company capitalized approximately  $128,000 and  $89,000, respectively of software and website development costs.  The software costs are amortized on a straight line basis over the estimated useful life of three years. Amortization expense for the six months ended June 30, 2011 and 2010 was approximately  $44,000 and  $67,000 respectively.

(c) Revenue Recognition:

The Company recognizes revenues in accordance with authoritative guidance when services have been rendered, the sales price is determinable and collectability is reasonably assured. Revenue from online Internet sales is recognized upon the settlement of credit card charges, typically within three days of the sale.

(d) Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

(e) Recent Accounting Pronouncements:

In March 2011, the SEC issued Staff Accounting Bulletin (SAB) 114. This SAB revises or rescinds portions of the interpretive guidance included in the codification of the Staff Accounting Bulletin Series. This update is intended to make the relevant interpretive guidance consistent with current authoritative accounting guidance issued as a part of the FASB’s Codification. The principal changes involve revision or removal of accounting guidance references and other conforming changes to ensure consistency of referencing through the SAB Series. The effective date for SAB 114 is March 28, 2011. The adoption of the new guidance did not have a material impact on the Company’s consolidated audited financial statements.

In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” The amendments in this ASU clarify the guidance on a creditor’s evaluation of whether it has granted a concession to a debtor. They also clarify the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulty. The amendments in this Update are effective for the first interim or annual period beginning on or after June 15, 2011. Early adoption is permitted. Retrospective application to the beginning of the annual period of adoption for modifications occurring on or after the beginning of the annual adoption period is required. As a result of applying these amendments, an entity may identify receivables that are newly considered to be impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company is currently assessing the impact that ASU 2011-02 will have on its consolidated audited financial statements.

In June 2011, the FASB issued ASU 2011-05, which is an update to Topic 220, “Comprehensive Income”. This update eliminates the option of presenting the components of other comprehensive income as part of the statement of changes in stockholders’ equity, requires consecutive presentation of the statement of net income and other comprehensive income and requires reclassification adjustments from other comprehensive income to net income to be shown on the financial statements. ASU 2011-05 is effective for all interim and annual reporting periods beginning after December 15, 2011. ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operation.

The Company evaluates the new accounting provisions for guidance applicable to ProText Mobility, Inc. During the period, the Company does not believe there are any new pronouncements that will materially impact the Company.

(f) Long-Lived Assets

In accordance with FASB Codification Topic ASC 360-10-15, Impairment or Disposal of Long-Lived Assets, we review long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. In such circumstances, we will estimate the future cash flows expected to result from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, we will recognize an impairment loss to adjust to the fair value of the asset. In the six months ended June 30, 2011, the Company launched its new website and accordingly wrote off the remaining value of the website costs that were capitalized with the prior website totaling approximately  $39,000 which is included in the accompanying consolidated statement of operations. There was no impairment for the six months ended June 30, 2010.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a) Basis of Presentation:

ProText Mobility, Inc. is organized as a single reporting unit, with two operating divisions, and believes that it operates as a single business.   References in this report to “ProText Mobility”, the “Company”, “we”, “us” or “our” refers to ProText Mobility Inc. and its consolidated subsidiaries. All intercompany transactions have been eliminated in consolidation.

(b) Revenue Recognition:

The Company recognizes revenues in accordance with authoritative guidance when services have been rendered, the sales price is determinable and collectability is reasonably assured. Revenue from online Internet sales is recognized upon the settlement of credit card charges, typically within three days of the sale.

(c) Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

(d) Earnings Per Share:

The Company utilizes the guidance per FASB Codification “ASC 260 "Earnings Per Share". Basic earnings per share is calculated on the weighted effect of all common shares issued and outstanding, and is calculated by dividing net income available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share, which is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation, plus the number of common shares that would be issued assuming conversion of all potentially dilutive securities outstanding, is not presented separately as it is anti-dilutive. Such securities, shown below, presented on a common share equivalent basis and outstanding as of December 31, 2010 and 2009 have been excluded from the per share computations as their effect would be anti-dilutive:

	For the Years Ended December 31,
	2010	2009
2004 Stock Plan Options	230,000	470,000
Non ISO Stock Options	32,243,422	24,599,001
Convertible Preferred Stock	53,853,720	31,014,570
Convertible Bridge Notes and Notes Payable	13,170,757	15,894,045
Warrants	113,020,650	43,168,181

(e) Stock Based Compensation:

Effective January 1, 2006, the Company’s 2004 Stock Plan and options granted outside of the Plan are accounted for in accordance with the recognition and measurement provisions of Share Based Compensation as defined in FASB Codification, topic 718, which  requires compensation costs related to share-based payment transactions, including employee stock options, to be recognized in the financial statements.

(f) Advertising Costs:

The Company expenses ordinary advertising and promotion costs as incurred. Advertising and promotion costs totaled approximately  $176,000 for the fiscal year ended December 31, 2010.   There were no such costs in the prior fiscal year

(g) Software Development Costs:

Research and development costs are expensed as incurred. No research and development costs were incurred during the years ended December 31, 2010 and 2009.

Research and development costs are generally expensed as incurred. In accordance with the provisions of FASB Codification Topic ACS 985-20, "Costs of Software to be Sold, Leased, or Marketed,” software development costs are subject to capitalization beginning when a product's technological feasibility has been established and ending when a product is available for release to customers. For the years ended December 31, 2010, and 2009 the Company capitalized approximately  $183,000 and  $292,000 of software and website development costs, respectively.  The software and website costs are amortized on a straight line basis over the estimated useful life of three years. Amortization expense for the years ended December 31, 2010 and 2009 was approximately  $145,000 and  $87,000 respectively.

The Company continually strives to enhance and improve the functionality of its software products.  As such all new programming must be tested, even if it is only a small component of a larger existing element of the software, before being released to the public. Testing is an ongoing process and generally occurs in three areas. First, upgrades and enhancements are done on a continual basis to prolong the lifecycle of the products and as new enhancements and upgrades are completed, each item must be tested for performance and function. Testing is also performed to assure that new components do not adversely affect existing software. Finally, as with all software, testing must assure compatibility with all third party software, new operating systems and new hardware platforms.

Estimated aggregate minimum amortization expenses for each of the next three years is:

2011	63,000
2012	58,000
2013	16,000

(h) Long-Lived Assets

In accordance with FASB Codification Topic ASC 360-10-15, Impairment or Disposal of Long-Lived Assets, we review long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered.  In such circumstances, we will estimate the future cash flows expected to result from the use of the asset and its eventual disposition.  Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows.  If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, we will recognize an impairment loss to adjust to the fair value of the asset.  In the fourth quarter of the fiscal year ended December 31, 2010, the Company determined there was an impairment to the software capitalization related to the PULSE product and recorded a write off of approximately  $130,000 which is included in the accompanying consolidated statement of operations. There was no impairment for the fiscal year ended December 31, 2009.

(i) Cash Equivalents:

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid investments with a remaining maturity of three months or less, when purchased, to be cash equivalents.

(j) Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount the Company expects to collect. The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. Accounts receivable are presented net of an allowance for doubtful accounts of  $0 and approximately  $200 at December 31, 2010, and 2009, respectively.

 (k) Fair Value of Financial Instruments:

The Company’s financial instruments are cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, notes payable and obligations under capital leases. The carrying amounts of accounts receivable, accounts payable and accrued expenses approximates fair value due to the short term nature of these financial instruments. The recorded values of notes payable and obligations under capital leases approximate their fair values, as interest approximates market rates.

(l) Concentration of Credit Risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company from time to time may maintain cash balances, which exceed the Federal Depository Insurance Coverage limit. The Company performs periodic reviews of the relative credit rating of its bank to lower its risk. Concentrations of credit risk with respect to accounts receivable are limited because a number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk.

(m) Property and Equipment and Depreciation:

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided for over the estimated useful lives of the related asset using the straight-line method. The estimated useful lives for significant property and equipment categories are as follows:

Data processing equipment	3 to 5 years
Telecommunication equipment	5 years
Purchased software	3 years

 (n) Recently Issued Accounting Pronouncements Affecting The Company:

In May of 2010, ProText Mobility applied the provisions of ASC 470-50 “Debtors Accounting for a Modification or Exchange of Debt Instruments” when it modified the terms of its 10% and Bridge notes. The Company evaluated these transactions under ASC 470-50 to determine if the modification was substantial and if extinguishment accounting should be applied. If the change in fair value of the conversion option is less than 10% of the carrying value of the debt, (and the debt modification was not determined to be substantial) then ASC 470-20 applies. The Company evaluated the new debt instrument and applied debt conversion expense. (Note 4 and 5)

The Company evaluates the new accounting provisions for guidance applicable to ProText Mobility, Inc.  During the period, the Company does not believe there are any new pronouncements that will materially impact the Company

Recent accounting pronouncements

Recent accounting pronouncements applicable to the Company are summarized below.

In January 2010, the FASB issued Accounting Standards Update No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements." This Update requires new disclosures regarding the amount of transfers in or out of Levels 1 and 2 along with the reason for such transfers and also requires a greater level of disaggregation when disclosing valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. This Update also includes conforming amendments to the guidance on employers' disclosures about postretirement benefit plan assets. The disclosures will be required for reporting beginning in the first quarter 2010. Also, beginning with the first quarter 2011, the Standard requires additional categorization of items included in the rollforward of activity for Level 3 inputs on a gross basis. Adoption of this standard will not have a material effect on the financial statements.

Accounting Standards Update (“ASU”) ASU No. 2009-05 (ASC Topic 820), which amends Fair Value Measurements and Disclosures – Overall, ASU No. 2009-13 (ASC Topic 605), Multiple-Deliverable Revenue Arrangements, ASU No. 2009-14 (ASC Topic 985), Certain Revenue Arrangements that include Software Elements, and various other ASU’s No. 2009-2 through ASU No. 2011-01 which contain technical corrections to existing guidance or affect guidance to specialized industries or entities were recently issued.  These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

In March 2010, the FASB ratified the final consensus that offers an alternative method of revenue recognition for milestone payments. The guidance states that an entity can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The guidance will be effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2010 with early adoption permitted, provided that the revised guidance is applied retrospectively to the beginning of the year of adoption. We have determined that the adoption of this guidance will not have a material effect on our consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

STOCK COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCK COMPENSATION
NOTE 3 – STOCK COMPENSATION

The Company’s 2004 Stock Plan (the “ 2004 Plan”), which is shareholder approved, permits the grant of share options and shares to its employees for up to 1,500,000 shares of Common Stock as stock compensation. All stock options under the 2004 Stock Plan are granted at the fair market value of the Common Stock at the grant date. Employee stock options vest ratably over a three-year period and generally expire 5 years from the grant date.

The Company’s 2009 Incentive Stock Plan, (the “2009 Plan”), which is Board of Director approved, permits the grant of share options and shares to directors, executives and selected employees and consultants for up to 25,000,000 shares of Common Stock as stock compensation. During the six months ended June 30, 2011, 2,195,752 shares of common stock have been issued to employees and consultants for services.

Accounting for Employee Awards:
The Company adheres to the provisions of Share Based Compensation as defined in the FASB codification, topic ASC 718. The codification focuses primarily on accounting for transactions in which an entity obtains employee services through share-based payment transactions. This guidance requires an entity to measure the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award at the date of grant. The cost is recognized over the period during which an employee is required to provide services in exchange for the award.

As a result of the adoption of the provision of Share Based Compensation, the Company's results for the six months ended June 30, 2011 and 2010 include share-based compensation expense for employees and board of directors totaled approximately  $467,000 and  $607,000, respectively, which have been included in the general and administrative expenses line item in the accompanying consolidated statement of operations. No income tax benefit has been recognized in the income statement for share-based compensation arrangements as the Company has provided a 100% valuation allowance on its’ net deferred tax asset. Stock option compensation expense is the estimated fair value of options granted amortized on a straight-line basis over the requisite service period for the entire portion of the award. The Company has not adjusted the expense by estimated forfeitures, as required for employee options, since the forfeiture rate based upon historical data was determined to be immaterial.

During the six months ended June 30, 2011 the Company granted 1,100,000 fully vested options to employees with an exercise price ranging from  $0.01 to  $0.10 and a five year term.

The fair value of options at the date of grant is estimated using the Black-Scholes option pricing model. During the six months ended June 30, 2011 and 2010 the assumptions made in calculating the fair values of options are as follows:

	For the Six Months Ended
	June 30,
	2011	2010
Expected term (in years)	5	5
Expected volatility	106.2%-106.38%	100.31%-104.89%
Expected dividend yield	0	0
Risk-free interest rate	3.42%-3.64%	2.97%-4.01%

Accounting for Non-employee Awards:
The Company records its stock-based compensation expense in accordance with ASC 718-10, formerly SFAS 123R, “Share Based Payment” to its non-employee consultants for stock granted.

Stock compensation expense related to non-employee options was approximately  $0 and  $164,000 for the six months ended June 30, 2011 and 2010, respectively.  These amounts are included in the Consolidated Statements of Operations within the general and administrative expenses line item.

There were no options granted to non-employees during the six months ended June 30, 2011.

The following table represents our stock options granted, exercised, and forfeited during the six months ended June 30, 2011.

			Weighted	Weighted
			Average	Average
			Exercise	Remaining	Aggregate
		Number	Price	Contractual	Intrinsic
Stock Options		of Shares	per Share	Term	Value
Outstanding at January 1, 2010		32,473,422	$0.20	2.3029	$0
Granted		1,100,000	$0.09	4.5648	0
Exercised		(746,119)	$0.03
Forfeited/expired		(1,392,403)	$0.05
Outstanding at June 30, 2011		31,434,900	$0.11	3.0513	$0

Exercisable at June 30, 2011		31,434,900	$0.11	3.0513	$0
Weighted average fair value of options granted during the year	$0.10

As of June 30, 2011, there was approximately  $74,000 of unrecognized compensation cost, related to nonvested stock options, which is expected to be recognized over a weighted average period of approximately less than 1 year.

NOTE 3 - STOCK COMPENSATION

The Company’s 2004 Stock Plan (the “ 2004 Plan”), which is shareholder approved, permits the grant of share options and shares to its employees for up to 1,500,000 shares of Common Stock as stock compensation.  All stock options under the 2004 Stock Plan are granted at the fair market value of the Common Stock at the grant date. Employee stock options vest ratably over a three-year period and generally expire 5 years from the grant date.

The Company’s 2009 Incentive Stock Plan, (the “2009 Plan”), which is Board of Director approved, permits the grant of share options and shares to  directors, executives and selected employees and consultants for up to 25,000,000 shares of Common Stock as stock compensation.   The Company filed the 2009 Incentive Stock Plan with the Securities and Exchange Commission on October 19, 2010.  During the fiscal year ended December 31, 2010, 83,332 shares of common stock have been issued to a consultant for services.

Accounting for Employee Awards:

The Company adheres to the provisions of Share Based Compensation as defined in the FASB codification, topic ASC 718. The codification focuses primarily on accounting for transactions in which an entity obtains employee services through share-based payment transactions.  This guidance requires an entity to measure the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award at the date of grant.  The cost is recognized over the period during which an employee is required to provide services in exchange for the award.

As a result of the adoption of the provision of Share Based Compensation, the Company's results for the years ended December 31, 2010and 2009 include share-based compensation expense for employees and board of directors totaled approximately  $1,500,000 and  $580,000, respectively, which have been included in the general and administrative expenses line item in the accompanying consolidated statement of operations.  No income tax benefit has been recognized in the income statement for share-based compensation arrangements as the Company has provided a 100% valuation allowance on its’ net deferred tax asset. Stock option compensation expense is the estimated fair value of options granted amortized on a straight-line basis over the requisite service period for the entire portion of the award. The Company has not adjusted the expense by estimated forfeitures, as required for employee options, since the forfeiture rate based upon historical data was determined to be immaterial.

During the years ended December 31, 2010 and 2009, the Company granted 9,520,056 and 7,910,844 (respectively) of options to employees, consultants and board of directors.  The options are exercisable at a range of  $0.01 to  $0.18 and have a five year term.  As of December 31, 2010, 19,017,501 employee options have vested and the remaining 875,000 vest over the next year.

The fair value of options at the date of grant is estimated using the Black-Scholes option pricing model. During the years ended December 31, 2010 and 2009, the assumptions made in calculating the fair values of options are as follows:

	For the Years Ended December 31,
	2010	2009
Expected term (in years)	5	5
Expected volatilty	100.25-105.63%	99.09%-100.00%
Expected dividend yield	0%	0%
Risk-free interest rate	2.45%-3.68%	2.51-3.85%

Accounting for Non-employee Awards:

The Company records its stock-based compensation expense in accordance with ASC 718-10, formerly SFAS 123R, “Share Based Payment” to its non-employee consultants for stock granted.

Stock compensation expense related to non-employee options was approximately  $215,000 and  $94,000 for the years ended December 31, 2010 and 2009, respectively.  These amounts are included in the Consolidated Statements of Operations within the general and administrative expenses line item.

During the years ended December 31, 2010 and 2009, the Company granted 2,598,214 and 5,400,000, respectively, of the options to non-employees.  The options are exercisable at a range of  $0.08 to  $0.30 and have a five year term.  As of December 31, 2010, 9,347,588 non-employee options have vested and the remaining 3,233,333 options vest over a two year period.

The following table represents our stock options granted, exercised, and forfeited during the year ended December 31, 2010.

		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
	Number	Price	Contractual	Intrinsic
Stock Options	of Shares	per Share	Term	Value
Outstanding at December 31, 2008	13,438,158	$0.24	2.4235	$0
Granted	13,310,844	0.12
Exercised	-	-
Forfeited/expired	(1,680,000)	0.30
Outstanding at December 31, 2009	25,069,001	$0.18	3.3829	$0
Granted	12,118,270	0.05
Exercised	(1,061,000)	0.09
Forfeited/expired	(3,652,849)	0.33
Outstanding at December 31, 2010	32,473,422	$0.20	2.3029	$0
Exercisable at December 31, 2010	28,365,089	$0.11	2.9366	$0
Weighted average fair value of options
Granted during the year	$0.11

As of December 31, 2010, there was approximately  $208,000 of unrecognized compensation cost, net of estimated forfeitures, related to nonvested stock options, which is expected to be recognized over a weighted average period of approximately 1 year.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT
NOTE 4 -   PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, at cost less accumulated depreciation, at December 31:

	2010	2009
Furniture and fixtures	$3,780	$3,780
Data processing equipment	212,730	212,730
Telecommunication equipment	21,262	21,262
Purchased software	2,395	2,395
	240,167	240,167
Less: accumulated depreciation	(225,520)	(172,073)
Total property and equipment, net	$14,647	$68,094

Depreciation charged to operations amounted to approximately  $53,000 and  $63,000 for the years ended December 31, 2010 and 2009, respectively. Property and equipment include gross assets acquired under capital leases of approximately  $108,000 at December 31, 2010 and 2009, respectively. Capital leases are included as a component of data processing equipment. Amortization of assets under capital leases is included in depreciation expense.

NOTE PAYABLE - EQUIPMENT	12 Months Ended
Dec. 31, 2010
NOTE PAYABLE - EQUIPMENT
NOTE 5 -   NOTE PAYABLE - EQUIPMENT

On July 12, 2006, the Company entered into a secured loan agreement with GE Commercial Finance for the purchase of  $21,262 of communications equipment related to the Company’s corporate office space. This loan has a five-year term with monthly payments of approximately  $400 including interest at the rate of 8.15% per annum and is secured by the equipment purchased. The outstanding balance at December 31, 2010 and 2009 was approximately  $3,000 and  $8,000 respectively, of which approximately  $3,000 and  $4,000 is included in current liabilities. Future principal payments under the secured loan payable as of December 31, 2010 for the next year is approximately  $3,000.

OBLIGATIONS UNDER CAPITAL LEASE	12 Months Ended
Dec. 31, 2010
OBLIGATIONS UNDER CAPITAL LEASE
NOTE 6 - OBLIGATIONS UNDER CAPITAL LEASE

On July 17, 2006 the Company entered into an equipment lease agreement with Citicorp Vendor Finance for the purchase of  $87,098 of computer equipment related to the Company’s products. The lease has a five-year term and a  $1 purchase option. In January 2009, the Company prepaid the Citicorp Vendor Finance lease for servers for  $50,000 in lieu of the remaining payments totaling  $65,125.

On September 16, 2007 the Company entered into an equipment lease agreement with GE Capital for the purchase of  $71,914 of computer equipment. The lease has a three-year term and a  $1 purchase option. The Company is accounting for this obligation as a capital lease. Assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair market value of the asset.  The assets are depreciated over their related estimated useful lives.

On February 28, 2008 the Company entered into an equipment lease agreement with GE Capital for the purchase of  $36,312 of computer equipment. The lease has a three-year term and a  $1 purchase option. The Company is accounting for this obligation as a capital lease. Assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair market value of the asset.  The assets are depreciated over their estimated useful lives.

Depreciation for assets under capital leases for the years ended December 31, 2009 and 2008 amounted to approximately  $30,000 and  $7,000, respectively, and is included in depreciation expense.

The following is a summary of assets held under capital leases at December 31, 2009 and 2008:

	December 31, 2010	December 31, 2009
Data processing equipment, server and routers	$108,226	$108,226
Less: Accumulated depreciation	(106,209)	(76,126)
	$2,017	$32,100

The minimum future lease payments under the capital lease and the equipment loan for the next year is approximately  $2,000.

10% CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
10% CONVERTIBLE NOTES PAYABLE
NOTE 4 - 10% CONVERTIBLE NOTES PAYABLE

In May of 2010, the Company sent each noteholder a letter which (i) offered to lower their conversion from  $0.40 to  $0.14 per share or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months. In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a  $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 the Company exchanged  $41,596 of principal, issuing 41,596 of the Company’s restricted common stock and 41,596 warrants (at an exercise price of  $0.35 with a one year term). The new note is a nine month note with interest calculated at 10% per annum paid in stock on a quarterly basis. The note is senior to any cash distributions to the Company’s primary investor and has mandatory principal repayment terms when and if options and warrants are exercised and the Company receives the cash proceeds.

During the fiscal year ended December 31, 2010, the Company’s 10% Noteholders converted approximately  $120,000 of their principal balances and received 855,703 shares of common stock. The Company applied the accounting per ASC 470-20, when conversion prices are lowered to induce conversion and recorded debt conversion expense totaling approximately  $64,000 as a result of the decrease in the conversion price from  $0.40 to  $0.14. The offset of the conversion was to additional paid in capital.

As of June 30, 2011 the remaining 10% convertible notes outstanding were in default. The default provision requires an additional 2% interest per annum until the loans are repaid or converted. The 2% default penalty totaled approximately  $1,147 and  $2,100 for six months ended June 30, 2011 and 2010, respectively and is included in interest expense on the consolidated statement of operations and in accrued expenses on the consolidated balance sheet as of June 30, 2011 and December 31, 2010, respectively.

As reflected on the balance sheets, the value of the 10% convertible notes at June 30, 2011 and December 31, 2010 amounted to approximately  $114,000 and are classified as current due to the fact that they are in default for the non payment by the maturity date

NOTE 7-     10% CONVERTIBLE NOTES PAYABLE

In May of 2010, the Company sent each noteholder an inducement letter which (i) offered to lower their conversion from  $0.40 to  $0.14 per share or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months.  In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a  $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 the Company exchanged  $41,596 of principal, issuing 41,596 of the Company’s restricted common stock and 41,596 warrants (at an exercise price of  $0.35 with a one year term). The new note is a nine month note with interest calculated at 10% per annum paid in stock on a quarterly basis. The note is senior to any cash distributions to the Company’s primary investor and has mandatory principal repayment terms when and if options and warrants are exercised and the Company receives the cash proceeds.

During the fiscal year ended December 31, 2010, the Company’s 10% Noteholders converted approximately  $120,000 of their principal balances and received 855,703 shares of common stock. The Company applied the accounting per ASC 470-20, when conversion prices are lowered to induce conversion and recorded debt conversion expense totaling approximately  $64,000 as a result of the decrease in the conversion price from  $0.40 to  $0.14. The offset of the conversion was to additional paid in capital.

During the fiscal year ended December 31, 2009 the Company repaid a total of approximately  $191,000 of the outstanding principal to the 10% convertible note holders. Of the total repaid, the Company settled in principal note of  $300,000 for  $150,000 in cash and recorded a gain on extinguishment of debt of  $150,000.  In addition, the Company converted principal totaling approximately  $93,000 and accrued interest of approximately  $3,000 into 794,636 shares of common stock at conversion rates between  $0.10 and  $0.16. For the year ended December 31, 2009 the Company recorded interest expense as a result of the modification of debt (due to lower conversion price) for 10% convertible notes totaling approximately  $67,000.

As of December 31, 2010 the remaining 10% convertible notes outstanding were in default.  The default provision requires an additional 2% interest per annum until the loans are repaid or converted. The 2% default penalty totaled approximately  $3,100 and  $10,000 for years ended December 31, 2010 and 2009, respectively and is included in interest expense on the consolidated statement of operations and in accrued expenses on the consolidated balance sheet as of December 31, 2010 and 2009, respectively.

As reflected on the balance sheets, the value of the 10% convertible notes at December 31, 2010 and December 31, 2009 amounted to approximately  $114,000 and  $234,000, respectively and are classified as current due to the fact that they are in default for the non payment by the maturity date.

BRIDGE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
BRIDGE NOTES PAYABLE
NOTE 5 - BRIDGE NOTES PAYABLE
Convertible Bridge Notes Payable:

2011
In March of 2011, bridge noteholders converted approximately  $991,000 of principal and  $77,000 in accrued interest into 7,802,262 shares of the Company’s common stock. During the six months ended June 30, 2011 the company received  $170,000 in short term convertible bridge notes payable. The notes bear interest at 10% interest and is payable upon maturity, 90 days from the date of the loans. During the six months ended June 30, 2011, the Company repaid  $30,000 of notes payable.

During the six months ended June 30, 2011, the Company recorded amortization expense of approximately  $535,000 relating to prior year debt discount on bridge notes payable.

2010
In May of 2010, the Company sent each noteholder an inducement letter which (i) offered to lower their conversion from  $0.15 to  $0.14 per share of principal and to lower the accrued interest from  $0.14 to  $0.12 or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months.  In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a  $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 convertible note holders converted approximately  $376,000 of their principal balance and approximately  $203,000 of their accrued interest into 3,928,571 and 1,689,520 shares, respectively of the Company’s common stock. In accordance with ASC 470-20, the Company applied the guidance for debt inducement, and recorded an expense for the debt modification of approximately  $212,000 as a result of the decrease in the conversion price.

In addition, during the fiscal year ended December 31, 2010 the Company exchanged approximately  $1,100,000 of principal bridge notes payable (which includes non convertible loans that exchanged their loans for convertible loans (of approximately  $113,000 of principal) and issued 1,066,366 of the Company’s restricted common stock and 1,066,366 of warrants (at an exercise price of  $0.35) with a one year term.  The new notes were for nine months and interest is calculated at 10% per annum, payable quarterly in stock.  For the year ended December 31, 2010 interest expense totaled approximately  $108,000 which is accrued on the accompanying consolidated balance sheet. The notes are convertible at any time at  $0.14 and carry mandatory principal repayments when options or warrants are exercised and the company receives cash proceeds.

The Company evaluated the extension event under ASC 470-50  “Debtor’s Accounting for a Modification or Exchange of Debt Instruments” to determine if the modification was substantial. Because the change in fair value of the conversion option was less than 10% of the carrying value of the debt, the debt modification determined not to be substantial and as a result, no gain or loss was recorded.

The Company received approximately  $645,000 in new bridge notes during the year ended December 31, 2010 issuing 1,290,250 of restricted common shares, recording a discount of approximately  $466,000. During the year ended December 31, 2010 the Company repaid approximately  $645,000 to bridge note holders.

The Company recorded amortization expense totaling approximately  $679,000 for the fiscal year ended December 31, 2010, respectively related to bridge note holders.

Non Convertible Bridge Notes Payable:

2011
In March of 2011, the principal balance of the note of approximately  $125,000 and accrued interest of approximately  $48,000 was converted into 1,424,028 shares of common stock of the Company.

2010
On October 4, 2007, the Company issued a short term promissory note in the principal amount of  $150,000. This note was payable on September 30, 2008 and bears an interest rate equal to the prime rate plus three percent, 6.25% per annum and is payable at the end of the term.  During the year ended December 31, 2009, the Company repaid approximately  $25,000 of this note. As of December 31, 2010 the total of approximately  $125,000 of principal and accrued interest of approximately  $45,000 was outstanding.

NOTE 8 –  BRIDGE NOTES PAYABLE

Convertible Bridge Notes Payable:

2010
In May of 2010, the Company sent each noteholder an inducement letter which (i) offered to lower their conversion from  $0.15 to  $0.14 per share of principal and to lower the accrued interest from  $0.14 to  $0.12 or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months.  In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a  $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 convertible note holders converted approximately  $376,000 of their principal balance and approximately  $203,000 of their accrued interest into 3,928,571 and 1,689,520 shares, respectively of the Company’s common stock. In accordance with ASC 470-20, the Company applied the guidance for debt inducement, and recorded an expense for the debt modification of approximately  $212,000 as a result of the decrease in the conversion price.

In addition, during the fiscal year ended December 31, 2010 the Company exchanged approximately  $1,100,000 of principal bridge notes payable (which includes non convertible loans that exchanged their loans for convertible loans (of approximately  $113,000 of principal) and issued 1,066,366 of the Company’s restricted common stock and 1,066,366 of warrants (at an exercise price of  $0.35) with a one year term.  The new notes are for nine months and interest is calculated at 10% per annum, payable quarterly in stock.  For the year ended December 31, 2010 interest expense totaled approximately  $108,000 which is accrued on the accompanying consolidated balance sheet. The notes are convertible at any time at  $0.14 and carry mandatory principal repayments when options or warrants are exercised and the company receives cash proceeds.

The Company evaluated the extension event under ASC 470-50 “Debtor’s Accounting for a Modification or Exchange of Debt Instruments” to determine if the modification was substantial. Because the change in fair value of the conversion option was less than 10% of the carrying value of the debt, the debt modification determined not to be substantial and as a result, no gain or loss was recorded.

The Company received approximately  $645,000 in new bridge notes during the year ended December 31, 2010 issuing 1,290,250 of restricted common shares, recording a discount of approximately  $466,000. During the year ended December 31, 2010 the Company repaid approximately  $645,000 to bridge note holders.

The Company recorded amortization expense totaling approximately  $679,000 for the year ended December 31, 2010 related to bridge note holders.

In March of 2011, bridge noteholders converted approximately  $1,116,000 of principal and  $104,000 in accrued interest into 9,079,353 shares of the Company’s common stock.

2009

On November 7, 2007 the Company began a private placement was terminated in December of 2007, and the Company received gross proceeds of  $300,000. These notes are payable the earlier of August 15, 2008 or when the Company raises  $1,000,000 in its next qualified financing as defined. The notes bear interest at a rate of 10% per annum, payable at the end of the term. The principal amounts of the notes are convertible into the Company’s common stock by the holder, at any time prior to the repayment of the principal, at the rate of  $0.15 per share. In October of 2009, the Company repaid approximately  $20,000 towards the principal balance of these notes. As of December 31, 2009, the total of approximately  $280,000, of principal and accrued interest of approximately  $64,000  is outstanding.

During 2008, the Company issued 10% short term promissory notes to accredited investors. These notes have maturity dates ranging from a period of three months to twelve months, bear interest at a rate of 10% per annum, payable at the end of the term. The Company raised a total of  $905,000 from these promissory notes for the year ended December 31, 2008 and issued 1,715,000 restricted shares of the Company’s common stock to the note holders. The principal amounts of the notes are convertible into the Company’s common stock by the holder, at any time prior to the repayment of the principal, at rates ranging from  $0.14 to  $0.20 per share. These shares were valued at the fair market value on the date of each note. As a result of the issuance of these convertible notes and related restricted shares and warrants, the Company recorded a total discount of approximately  $290,000 with a corresponding credit to common stock and additional paid in capital. The discount is accreted over the term of the note using the straight line method. For the year ended December 31, 2009, the Company amortized a total of approximately  $59,000 of the discount.

During the year ended December 31, 2009 the Company repaid approximately  $164,000 of principal and converted a total of accrued interest and principal of approximating  $223,000 ( $200,000 was principal) into 1,591,667 shares of common stock of the Company. For the year ended December 31, 2009 the Company recorded interest expense as a result of the modification of debt (due to a lower conversion price) of approximately  $67,000.

During 2009, the Company issued 10% short term promissory notes to accredited investors. These notes have maturity dates ranging from a period of nine months to eighteen months, bear interest at a rate of 10% per annum, payable at the end of the term. The Company raised a total of  $1,300,000 from these promissory notes for the year ended December 31, 2009 and issued 2,530,000 restricted shares of the Company’s common stock to the note holders. The principal amounts of the notes are convertible into the Company’s common stock by the holder, at any time prior to the repayment of the principal, at rates ranging from  $0.14 to  $0.15 per share. These shares were valued at the fair market value on the date of each note. As a result of the issuance of these convertible notes and related restricted shares and warrants, the Company recorded a total discount of approximately  $674,000 with a corresponding credit to common stock and additional paid in capital. The discount is accreted over the term of the note using the straight line method. For the year ended December 31, 2009, the Company amortized a total of approximately  $562,000 of the discount. In July 2009, the Company issued 1,071,429 shares of restricted common stock for converting  $150,000 of principal at  $0.14. In 2009, the Company repaid approximately  $92,000 of the principal portion of these notes.

Non Convertible Bridge Notes Payable:

On October 4, 2007, the Company issued a short term promissory note in the principal amount of  $150,000. This note was payable on September 30, 2008 and bears an interest rate equal to the prime rate plus three percent, 6.25% per annum and is payable at the end of the term.  During the year ended December 31, 2009, the Company repaid approximately  $25,000 of this note. As of December 31, 2010 and 2009 the total of approximately  $125,000 of principal and accrued interest of approximately  $45,000 and  $27,000, respectively is outstanding and currently in default for non payment of principal on maturity date.

In March of 2011, the entire principal balance of the note and accrued interest was converted into common stock of the Company.

DUE TO STOCKHOLDER	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DUE TO STOCKHOLDER
NOTE 6 - DUE TO STOCKHOLDERS

In March of 2011, the Company settled all outstanding liabilities with Mr. Bozsnyak in exchange for 1,200,000 shares of common stock and recorded a gain on extinguishment of approximately  $47,000, which is included in the accompanying consolidated statement of operations for the six months ended June 30, 2011.

NOTE 9 - DUE TO STOCKHOLDER

At December 31, 2010 and 2009, the Company was indebted to its former CEO, William Bozsnyak, in the amounts of approximately  $29,000 and  $44,000, respectively, for working capital advances made to the Company.  In accordance with Mr. Bozsnyak’s separation agreement dated February 2009, in the fiscal year ended December 31, 2009, the Company repaid approximately  $15,000 of the loan previously made for working capital advances. For the years ended December 31, 2010 and 2009, interest expense was charged in the amounts of  $0 and approximately  $1,000, respectively.  The interest rate used in this calculation is 5.5% at December 31, 2009 and was the same interest rate paid to the Company’s short term lender under the revolving line of credit. At December 31, 2010 and 2009, approximately  $164,000 in accrued interest was due to Mr. Bozsnyak, respectively.

At December 31, 2010 and 2009, approximately  $3,000 and  $100,000, respectively, was owed for unpaid salaries and accrued vacation to Mr. Bozsnyak. During the year ended December 31, 2009, the Company repaid approximately  $97,000 of unpaid salaries to Mr. Bozsnyak, which was repaid in accordance with his February 2009 separation agreement.

Subsequent to December 31, 2010, the Company settled all outstanding liabilities with Mr. Bozsnyak in exchange for 1,200,000 shares of common stock.

ECONOMIC DEPENDENCY	12 Months Ended
Dec. 31, 2010
ECONOMIC DEPENDENCY
NOTE 10 – ECONOMIC DEPENDENCY

The Company sold its products via the internet in the current year and for fiscal year 2009.   There was no customer that accounted for more than 10% of the sales for the fiscal years ended December 31, 2010 and 2009.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
NOTE 11 - INCOME TAXES

The tax effect of the temporary differences that give rise to deferred tax assets are presented below:

	December 31,
	2010	2009

Deferred Tax Assets:
Net Operating Losses	$8,671,000	$7,505,000
Option Expense	2,310,000	1,687,000
Other	(131,000)	(104,000)
Valuation Allowances	(10,850,000)	(9,088,000)

Net Deferred Tax Asset	$-	$-

At December 31, 2010 and 2009, a 100% valuation allowance was recorded to reduce the Company’s net deferred tax asset to  $0.  The Company could not determine that it was more likely than not that the deferred tax asset resulting from net operating loss carryforwards would be realized.

The Company has generated net operating loss carryforwards aggregating approximately  $22,200,000 at December 31, 2010 for federal and state income tax purposes.  These carryforwards are available to offset future taxable income and expire at various dates through 2030.

A reconciliation of the difference between the expected tax rate using the statutory federal tax rate (34%) and the Company’s effective tax rate is as follows:

	December 31,
	2010	2009
U.S federal income tax at statutory rate	$(1,931,000)	$(1,524,000)
State income tax, net of federal income tax benefit	(284,000)	(224,000)
Non cash interest	10,000	121,000
Beneficial conversion feature	267,000	216,000
Other permanent differences	70,000	8,000
Valuation tax asset allowance	1,868,000	1,403,000
Effective tax rate	$-	$-

EQUITY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
EQUITY TRANSACTIONS
NOTE 7 -    EQUITY TRANSACTIONS

Common Stock:

Payment of Interest
For the six months ended June 30, 2011, the Company issued 63,812 shares (valued at  $6,842) of the Company’s common stock as payment for interest due on the Company’s 10% convertible notes.

Services Rendered
The Company issued 1,349,998 shares (valued at  $155,534) for the six months ended June 30, 2011 of the Company’s restricted common stock as payment for compensation to consultants and employees. The Company issued 824,235 shares (valued at  $105,500) for the six months ended June 30, 2011 of the Company’s restricted common stock as payment for services to the Board of Directors.

Extinguishment of Accounts Payable
During the six months ended June 30, 2011 the Company issued 2,295,754 shares (valued at  $267,033) of its common stock in lieu accounts payable and the due to shareholder totaling approximately  $290,000.  The resulting net gain of approximately  $23,000 is included within the gain on extinguishment of liabilities line item in the accompanying consolidated statement of operations.

Option and Warrant Exercises
During the six months ended June 30, 2011 the Company issued 714,869 shares of common stock as a result of option exercises (500,000 were cashless and the Company received proceeds totaling  $26,970 for the non cashless exercise of 246,119 options).

During the six months ended June 30, 2011, the Company issued 553,088 shares of common stock as a result of 601,914 warrants exercised on a cashless basis.

Debt Conversion of Interest
In the six months ended June 30, 2011, the Company issued 1,253,961 shares of its common stock as a result of converting  $125,012 of accrued interest on the bridge note holders.

Debt Conversion
In the six months ended June 30, 2011, the Company issued 7,972,329 shares of its common stock as a result of converting  $1,116,126 of principal on the bridge note holders.

Issuance of Common Stock as a Result of Sale of Securities
In the six months ended June 30, 2011, the Company issued 3,888,778 shares of common stock for proceeds from the sale of the Company’s restricted common stock of  $337,500.

Conversion of Preferred A
In the six months ended June 30, 2011, shareholders converted 108,909 shares of Preferred A into 1,089,090 shares of common stock.

Warrants:

During the six months ended June 30, 2011, the Company granted 413,025 warrants with a 5 year term and a  $0.01 cashless exercise price to a consultant and recorded approximately  $62,000 of compensation expense which is included in the accompanying consolidated statement of operations in the general and administrative line item. All of these warrants were exercised within the first fiscal quarter of 2011.

For the year ended December 31, 2010, in connection with Amendment No. 2 to the Series B Convertible Preferred Stock agreement, the Company cancelled warrants issued in the fiscal year 2009 of 22,002.200 with an exercise price of  $0.15.  Pursuant to Amendment No. 2 which was effective June 4, 2010, the Company issued 25,300,000 cashless warrants with an exercise price of  $0.03 and term of five years, and 25,300,000 non cashless warrants with an exercise price of  $0.06 and a five year term.  As a result of this modification, the Company recorded approximately  $2,024,000 of a deemed dividend which is included in the accompanying consolidated statement of operations.

Pursuant to Amendment No. 2 to the Series B Convertible Preferred Stock agreement, when proceeds were received in the period ended September 30, 2010, the Company issued 14,200,000 of cashless warrants with an exercise price of  $0.03 and term of five years, and 14,200,000 non cashless warrants with an exercise price of  $0.06 and a five year term.

Pursuant to Amendment No. 5 to the Series B Convertible Preferred Stock agreement effective October 19, 2010 (Note 8), all warrants were changed to  $0.01 cashless.  In the fourth quarter ended December 31, 2010, the Company cancelled 42,500,000 of cashless warrants with an exercise price of  $0.03 and 42,500,000 of non cashless warrants with an exercise price of  $0.06 and issued 85,000,000 cashless warrants with an exercise price of  $0.01. In this connection, the Company recorded approximately  $775,000 as a deemed dividend related to warrant modification with a corresponding credit to additional paid-in capital. The Company issued an additional 8,000,000 of cashless warrants with an exercise price of  $0.01 in the fourth quarter ended December 31, 2010.

During the year ended December 31, 2010, the Company issued 1,107,935 warrants at an exercise price of  $0.35 and a one year term in connection with the debt exchange (Note 4 and 5).  During the year ended December 31, 2010, 1,941,667 warrants were exercised on a net cashless basis.

Effective June 9, 2009, the Company filed a Post Effective Amendment No. 4 to its Registration Statement on Form S-1 (“Post Effective Amendment” to extend the terms to exercise the Class A Warrant from June 30, 2009 to June 30, 2010 and to extend the term of the Class B Warrant from December 31, 2009 to June 30, 2010.  On October 20, 2010 (the date the SEC deemed Amendment No. 5 to the S-1 effective), these warrants were extended to June 30, 2011, however they were not trading on the over the counter bulletin board, as no quote was made since they expired on June 30, 2010. As of June 30, 2011, 2,469,000 and 2,474,000 of Class A Warrants and Class B Warrants with an exercise price of  $0.17 and  $.022, respectively expired.

NOTE 12 - EQUITY TRANSACTIONS

 (a)   Preferred Stock:

The Company is authorized to issue up to 25,000,000 shares of preferred stock. Currently, we have designated 1,526,718 shares of Series A 7% Cumulative Convertible Preferred Stock, or Series A Preferred Stock and 1,000,000 shares of Series B Preferred Stock.

The holders of outstanding shares of Series A Preferred Stock are entitled to receive, in any fiscal year, when, if and as declared by the Board of Directors, out of any assets at the time legally available, dividends on a pro rata basis in cash at the rate of 7% per annum on the stated value of  $2.62 per share. Each holder of shares of Series A Preferred Stock shall have the right, at any time and from time to time, to convert some or all such shares into fully paid and non-assessable shares of common stock at the rate of 10 shares of common stock for every one share of Series A Preferred Stock. In the fourth quarter of 2010, a shareholder converted 631,375 shares of Series A into 6,313,750 shares of common stock.

On July 29, 2009, the Company and Rock Island Capital, LLC (“Rock Island”) entered into a Series B Convertible Preferred Stock Purchase Agreement, as amended on September 9, 2009 (the “Agreement”).  Pursuant to the Agreement, the Company has sold to assignees of Rock Island an initial tranche of  $2,000,000 of its Series B Convertible Preferred Stock (220,022 shares), in the aggregate, at a purchase price per share of  $9.09, and has issued to such assignees Warrants to purchase 22,002,200 shares of the Company’s Common Stock, in the aggregate, at an exercise price of  $0.15 per share.  Each share of Series B Convertible Preferred Stock is convertible into 100 shares of the Company’s Common Stock at the sole discretion of the holder.  Pursuant to the Agreement, Rock Island may designate one member for service on the Company’s board of directors.  Under the terms of the Agreement, Rock Island and its assignees could, at their discretion, purchase additional shares of Series B Convertible Preferred Stock and Warrants in two additional tranches of  $2,000,000 and  $1,000,000 payable on or before December 2, 2009, and January 8, 2010, respectively.

For the year ended December 31, 2009 the Company recorded the beneficial conversion feature and the warrant associated with such investment as a deemed preferred dividend of  $2,000,000 with a corresponding credit to additional paid in capital.  In connection with the Stock Purchase Agreement and Certificate of Designation, the Preferred B stockholders were entitled to a quarterly dividend paid in common stock.

On March 4, 2010, ProText Mobility, Inc. (the “Company”) entered into Amendment No. 2 (“Amendment No. 2”) to the Series B Convertible Preferred Stock Purchase Agreement, dated July 29, 2009, as amended by Amendment No. 1 to the Series B Convertible Preferred Stock Purchase Agreement, with Rock Island Capital, LLC (the “Purchaser”), dated September 4, 2009 (as amended, the “Purchase Agreement”).  Pursuant to the Purchase Agreement, the Company agreed to sell to the Purchaser, in tranches (with the last tranche to occur within approximately 60 days from execution of Amendment No. 2), an aggregate of 550,055 shares of Series B Preferred Stock (of which 220,022 shares were sold prior to execution of Amendment No.2) for an aggregate purchase price of  $5,000,000 (of which  $2,000,000 was sold prior to execution of Amendment No. 2). In addition, the Company agreed to issue to the Purchaser five-year warrants to purchase 50,000,000 shares at an exercise price of  $0.03, exercisable on a cashless basis, and 50,000,000 shares at an exercise price of  $0.06, not exercisable on a cashless basis, in tranches pro rata with the sale of the Series B Preferred Stock. The exercise price of the warrants not exercisable on a cashless basis shall be reduced to  $0.03 if the closing price of the Company’s common stock has a volume weighted average price of less than  $0.06 for a 30-day period during the term of such warrants. The Company also agreed to issue to the Purchaser 45,000,000 shares of common stock (the “Additional Shares”), in tranches pro rata with the sale of the Series B Preferred Stock. As amended by Amendment No. 3, the Purchaser may terminate the Purchase Agreement upon 10 days’ written notice, in which event the Purchaser shall not be obligated to make any additional purchases under the Purchase Agreement.

In connection with the Purchase Agreement, the Company filed an Amended and Restated Certificate of Designation of Series B Preferred Stock (the “Certificate of Designation”) filed with the State of Delaware on June 5, 2010.

In accordance with the accounting guidance for modifications, for Amendment No. 2, the Company recorded approximately  $2,024,000 as a deemed preferred dividend relating to warrant modification with a corresponding credit to additional paid in capital. The Company recorded  $1,980,000 as a deemed preferred dividend relating to issuance of common stock with a corresponding credit to additional paid in capital.

In accordance with the agreement, dividends payable in common stock amounting to 1,617,578 shares were issued for the year ended December 31, 2010.

On July 29, 2010 the Company entered into Amendment No. 4 to the Stock Purchase Agreement of its Series B Convertible Preferred Stock with Rock Island Capital LLC whereby it amended the termination clause to remove the penalties and the termination payment fee.

On October 19, 2010 the Company entered into Amendment No. 5 to the Stock Purchase Agreement of its Series B Convertible Preferred Stock with Rock Island Capital LLC (“Purchaser”) whereby the Purchaser agreed to purchase from the Company, and the Company agreed to sell to the Purchaser, up to 192,500 units, with each unit consisting of (i) one share of Series B Preferred Stock, (ii) 81.818181 shares of the Company’s common stock and (iii) five-year warrants to purchase 181.818181 shares of the Company’s common stock at an exercise price of  $0.01 (which may be exercised on a cashless basis), for a purchase price of  $9.0909 per unit. The units will be sold in installments of at least  $100,000 each on before the 30 th day following the prior payment, with the first installment due on or before the thirtieth day following the final payment of the aggregate purchase price under the Agreement. In the event that the Purchaser shall fail to timely pay any installment and does not notify the Company in writing at least five days prior to such installment due date (upon which notice the Purchaser shall be granted a 7-day extension), the Company may, from and after the expiration of any and all applicable cure periods, terminate the Agreement, and the Company shall have no right to pursue any other remedy against Purchaser.

•	The warrants issued or issuable under the Agreement shall be exercisable on a cashless basis.

•	On October 20, 2010, the Company filed an Amended and Restated Certificate of Designation of Series B Preferred Stock, pursuant to which:

▪	Pursuant to the commitment of the additional financing of $1,750,000, the number of shares of authorized Series B Preferred Stock was increased from 550,055 to 1,000,000;

▪	Pursuant to the commitment of the additional financing of $1,750,000, the “Special Dividend Amount” payable to the holders of Series B Preferred Stock was increased from $2,500,000 to $3,375,000;and

▪
The holders of Series B Preferred Stock shall be entitled to cumulative dividends at a rate of 10% per annum, compounded annually and payable in cash upon conversion of the Series B Preferred Stock into shares of common stock or upon such other date as determined by the Board of Directors of the Company.

In accordance with the accounting guidance for modifications, for Amendment No. 5, the Company recorded approximately  $760,000 as a deemed preferred dividend relating to warrant modification with a corresponding credit to additional paid in capital.

For the year ended December 31, 2010, the Company received  $2,650,000 from the sale of Series B Convertible Preferred Stock, and issued an additional 291,529 preferred B shares. The Company recorded the beneficial conversion feature and the warrant associated with such investment as a deemed preferred dividend of  $2,650,000 with a corresponding credit to additional paid in capital In accordance with Amendment No. 5, the Company has accrued dividends payable amounting to approximately  $91,000 at December 31, 2010 which is included in the accompanying consolidated balance sheet.

(b)     Common Stock:

Common Stock:

Payment of Interest
For the years ended December 31, 2010 and 2009, the Company issued 215,908 shares (valued at approximately  $24,000) and 675,795 shares (valued at approximately  $80,000) respectively of the Company’s common stock as payment for interest due on the Company’s 10% convertible notes.

Bridge Notes Issued
During the years ended December 31, 2010 and 2009, the Company issued 2,443,183 and 2,830,000 shares (valued at approximately  $1,108,000 and  $267,000) respectively, of the Company’s restricted common stock in connection with the issuance of promissory notes amounting to approximately  $645,000 and  $1,600,000 for the same fiscal years.

Services Rendered
The Company issued 738,717 shares (valued at approximately  $71,000) and 120,000 shares (valued at approximately  $21,000) for the years ended December 31, 2010 and 2009 respectively of the Company’s restricted common stock as payment for services and compensation.
The Company issued 1,170,638 shares (valued at approximately  $108,000) for the year ended December 31, 2010 of the Company’s restricted common stock as payment for services to the Board of Directors.

Legal Settlements
In October of 2010, the Company reached a settlement with a plaintiff (as more fully described in the legal footnote below) resulting in an additional 527,175 shares for interest accrued from October 23, 2008 until settlement date.

Also in October of 2010, the Company issued 775,000 shares (valued at approximately  $70,000) in connection with a separation agreement from a former employee. In February of 2010, the Company issued a  $5,000 cash payment and 800,000 shares of the Company’s common stock valued at  $72,000 to a former consulting company under the terms of a settlement agreement.

In August of 2009, the Company issued 500,000 shares of restricted common stock as part of an amendment to a settlement agreement with the Company’s former President.  In consideration for accelerating the remaining payments of  $95,000, the Company and Mr. Carrizzo settled for a lump sum cash payment of  $50,000 and 500,000 restricted shares of common stock, valued at  $45,000.

Extinguishment of Accounts Payable
During the year ended December 31, 2010 the Company issued 100,000 shares (valued at  $14,000) of its common stock in lieu of an account payable of  $17,500.  The resulting gain of  $3,500 is included within the gain on extinguishment of liabilities line item in the accompanying consolidated statement of operations.

Option and Warrant Exercises
During the year ended December 31, 2010 the Company issued 2,012,615 shares of common stock as a result of cashless exercises of 1,511,000 options and 1,941,667 warrants. The Company issued 24,000 shares of common stock for the year ended December 31, 2009, in connection with warrants exercised.

Debt Conversion of Interest
During the year ended December 31, 2010, the Company issued 1,906,152 shares of its common stock as a result of converting approximately  $229,000 of accrued interest on the bridge note holders and recorded debt conversion expense of approximately  $53,000 which is included in the debt conversion expense line item in the accompanying statement of operations.

Debt Conversion
In connection with the inducement letter issued to noteholders in May of 2010, during the year ended December 31, 2010, the Company issued 855,703 and 1,398,319 shares of its common stock for approximately  $120,000 and  $196,000 of the 10% and Bridge notes, respectively and recorded debt conversion expense of approximately  $109,000 which is included in the debt conversion expense line item in the accompanying statement of operations.

During the year ended December 31, 2009 the Company issued 766,237 and 2,500,000 shares of the Company’s common stock in connection with the conversion of approximately  $93,000 and  $350,000 of the Company’s 10% convertible notes payable and bridge note holders, respectively.

Debt Exchange
Due to the exchange of debt instruments in the fiscal year ending December 31, 2010, the Company issued 1,107,935 shares of its restricted common stock to the 10% and Bridge note holders.

Bridge NoteHolder Settlement
In December of 2010, one of the Company’s board members paid approximately  $445,000 directly to bridge noteholders (the Company has a bridge note payable recorded as of December 31, 2010 to the board member for the same amount).  In connection with this settlement, the Company issued 2,750,000 shares of common stock for the remaining principal and interest totaling approximately  $297,000.  As a result of the lower conversion rate, the Company recorded approximately  $111,000 of debt conversion expense which is included in the accompanying consolidated statement of operations.

Issuance of Common Stock as a Result of Sale of Securities
During the year ended December 31, 2010 the Company issued 2,750,899 shares of common stock as a dividend payable on Preferred Stock B for the quarter ended December 31, 2009, and for the period January 1, 2010 through October 19, 2010 (through the date of Amendment No. 5).   In connection with Amendment No. 2 to the Series B Convertible Preferred Stock effective March 4, 2010 the Company issued the pro rata portion of common stock amounting to 41,850,000 shares.

Conversion of Preferred A
In November of 2010, a shareholder converted 631,375 share of Preferred A into 6,313,750 shares of common stock.

(c ) Warrants :

2010

Effective June 9, 2009, the Company filed a Post Effective Amendment No. 4 to its Registration Statement on Form S-1 (“Post Effective Amendment” to extend the terms to exercise the Class A Warrant from June 30, 2009 to June 30, 2010 and to extend the term of the Class B Warrant from December 31, 2009 to June 30, 2010.  On October 20, 2010 (the date the SEC deemed Amendment No. 5 to the S-1 effective), these warrants were extended to June 30, 2011, however are not currently trading on the over the counter bulletin board, as no quote has been made since they expired on June 30, 2010. The Company is working to have these securities quoted, however no assurances can be made that they will be publically traded.

For the year ended December 31, 2010, in connection with Amendment No. 2 to the Series B Convertible Preferred Stock agreement, the Company cancelled warrants issued in the fiscal year 2009 of 22,002.200 with an exercise price of  $0.15.  Pursuant to Amendment No. 2 which was effective June 4, 2010, the Company issued 25,300,000 cashless warrants with an exercise price of  $0.03 and term of five years, and 25,300,000 non cashless warrants with an exercise price of  $0.06 and a five year term.  As a result of this modification, the Company recorded approximately  $2,024,000 of a deemed dividend which is included in the accompanying consolidated statement of operations.

Pursuant to Amendment No. 2 to the Series B Convertible Preferred Stock agreement, when proceeds were received in the period ended September 30, 2010, the Company issued 14,200,000 of cashless warrants with an exercise price of  $0.03 and term of five years, and 14,200,000 non cashless warrants with an exercise price of  $0.06 and a five year term.

Pursuant to Amendment No. 5 to the Series B Convertible Preferred Stock agreement effective October 19, 2010 (Note 8), all warrants were changed to  $0.01 cashless.  In the fourth quarter ended December 31, 2010, the Company cancelled 42,500,000 of cashless warrants with an exercise price of  $0.03 and 42,500,000 of non cashless warrants with an exercise price of  $0.06 and issued 85,000,000 cashless warrants with an exercise price of  $0.01. In this connection, the Company recorded approximately  $775,000 as a deemed dividend related to warrant modification with a corresponding credit to additional paid-in capital. The Company issued an additional 8,000,000 of cashless warrants with an exercise price of  $0.01 in the fourth quarter ended December 31, 2010.

During the year ended December 31, 2010, the Company issued 1,107,935 warrants at an exercise price of  $0.35 and a one year term in connection with the debt exchange (Note 7 and 8).  During the year ended December 31, 2010, 1,941,667 warrants were exercised on a net cashless basis.

2009

During the year ended December 31, 2009, the Company issued warrants to purchase 1,325,000 shares of the Company’s common stock in connection with promissory notes issued and sales of its restricted common stock.  All warrants have a three to five year term and are exercisable at a range of  $0.14 to  $0.35 per share. The Company utilizes the Black-Scholes option-pricing model to calculated the fair value of the warrants issued. A fair value of approximately  $94,000 was determined for the year ended December 31, 2009 and expensed over the terms of the warrant.

During the year ended December 31, 2009, the Company issued 2,200,000 warrants in connection with a consulting agreement, at an exercise price of  $0.15 per share and with an exercise period of 5 years. The Company utilizes the Black-Scholes option-pricing model to calculate the fair value of the warrants issued.  A fair value of  $336,000 was determined and expensed as the warrants were fully vested upon issuance.

During the year ended December 31, 2009 the Company granted warrants in connection with employment agreements totaling 4,000,000 shares all at an exercisable price of  $0.10 and for a five year term. The Company utilizes the Black-Scholes option-pricing model to calculate the fair value of the warrants issued.  A fair value of  $360,000 was determined and expensed and included in the general and administrative line item in the accompanying consolidated statement of operations as the warrants were fully vested upon issuance.

		Weighted
		Average
	Common	Exercise
	Shares	Price
Outstanding at December 31, 2008	11,878,084	$0.22
Issued	31,290,097	0.14
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2009	43,168,181	$0.16
Issued	94,107,836	0.01
Exercised	(1,941,667)	0.03
Expired	(311,500)	0.46
Cancelled	(22,002,200)	0.15
Outstanding at December 31, 2010	113,020,650	$0.04

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
NOTE 9 -     COMMITMENTS AND CONTINGENCIES

Legal Proceedings

Almut Von Biedermann
On May 10, 2010, the Company was served with an action from Ms. Von Biederman for breach of contract seeking damages in excess of  $75,000. The Company intends to vigorously defend the action, and has accrued  $20,000 of prior consulting fees due to Ms. Von Biedermann.

NOTE 13 - COMMITMENTS AND CONTINGENCIES

(a)   Legal Proceedings

Freifeld

On or about November 2008, the plaintiffs, Freifelds brought an action against the Company seeking summary judgment in lieu of complaint on two debt conversions.  The plaintiffs converted their notes and received the Company’s stock certificates in November 2008. Subsequently, the plaintiffs brought suit, requesting repayment of their converted notes.  The Company has retained legal counsel and has filed pre-answer motion for summary judgment for the Company.  The Plaintiffs have moved for summary judgment in lieu of a complaint and we cross-moved for summary judgment. The Court has indicated that it is going to set the matter down for an evidentiary hearing. On October 20, 2010, the Company reached a settlement with the plaintiff resulting in an additional 527,175 shares for interest accrued from October 23, 2008 until settlement date.

Attorney General Inquiry

On or about September 24, 2009, the Company received a subpoena duces tecum from the Attorney General’s Office of the State of New York that seeks documents and information related to the PULSE. As disclosed in the Company’s 8-K filed on September 17, 2010, the Company entered into an Assurance of Discontinuance Pursuant to Executive Law §63(15) (the “Assurance”) with the Office of the Attorney General of the State of New York (the “OAG”). The Company neither admits nor denies the findings of the OAG, made in connection with the OAG’s inquiry relating to the Company’s discontinued “PULSE” project. Pursuant to the Assurance of Discontinuance, (i) the Company is permanently enjoined from using or selling the PULSE product. (The Company had voluntarily ceased marketing the PULSE product shortly after the commencement of the OAG’s inquiry; (ii) the Company will pay  $100,000 to the OAG in disgorgement, penalties, and costs; and (iii) the OAG will discontinue its investigation of the “PULSE” project.   The Company paid  $100,000 in the fiscal year ended December 31, 2010.

Federal Trade Commission Civil Investigative Demand

On or about December 16, 2009, the Company received a Civil Investigative Inquiry from the Federal Trade Commission (“FTC”) related to PULSE.  In October of 2010, the Company entered into a Final Order for Permanent Injunction and Other Equitable Relief in settlement of the FTC’s allegations. Pursuant to the Order, the Company is permanently enjoined from using or selling the PULSE product (which the Company had voluntarily ceased marketing the PULSE product shortly after the commencement of the FTC’s inquiry) and to destroy an information collected from PULSE. There was no monetary settlement.

Almut Von Biedermann
On May 10, 2010, the Company was served with an action from Ms. Von Biederman for breach of contract seeking damages in excess of  $75,000. The Company is currently in mediation proceedings, and has accrued  $20,000 of prior consulting fees due to Ms. Von Biedermann.

(b)   Leases

The Company signed an operating lease beginning July 31, 2006 for its corporate office space located in Syosset, New York.  The lease has a term of five years and two months and expires on September 30, 2011.  In the fiscal year ended December 31, 2009 the Company settled on a previous office lease in Massachusetts. As a result a security deposit of  $4,000 and approximately  $13,000 of rent expense was reversed and recorded as a gain on extinguishment of a liability. The future minimum rental payments required under the lease agreement for the fiscal year ended December 31, 2011 is approximately  $44,000.

Rent expense was approximately  $60,000 and  $50,000 for the years ended December 31, 2010 and 2009, respectively.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

Between July 1, 2011 and August 8, 2011, the Company received  $50,000 in short term convertible bridge notes payable from two members of board of directors. The notes bear interest at 10% interest and are due in 30 days from the effective date.

On August 1, 2011, the Company received a  $42,500 convertible promissory note. The note bears interest at 8%, and is due six months from the effective date.

NOTE 14 - SUBSEQUENT EVENTS

Between January and March 9, 2011, the Company, through a private sale, issued 2,499,999 shares of its restricted common stock for total proceeds of approximately  $212,000.

In March of 2011, the Company received  $100,000 and issued a promissory note.

In March of 2011, the Company settled all outstanding liabilities with Mr. Bozsnyak in exchange for 1,200,000 shares of common stock.

In March of 2011, bridge noteholders converted approximately  $1,116,000 of principal and  $104,000 in accrued interest into 9,079,353 shares of the Company’s common stock.

PREFERRED B	6 Months Ended
Jun. 30, 2011
PREFERRED B
NOTE 8 -     PREFERRED B

On July 29, 2009, the Company and Rock Island Capital, LLC (“Rock Island”) entered into a Series B Convertible Preferred Stock Purchase Agreement, as amended on September 9, 2009 (the “Agreement”).  Pursuant to the Agreement, the Company has sold to assignees of Rock Island an initial tranche of  $2,000,000 of its Series B Convertible Preferred Stock (220,022 shares), in the aggregate, at a purchase price per share of  $9.09, and has issued to such assignees Warrants to purchase 22,002,200 shares of the Company’s Common Stock, in the aggregate, at an exercise price of  $0.15 per share.  Each share of Series B Convertible Preferred Stock is convertible into 100 shares of the Company’s Common Stock at the sole discretion of the holder.  Pursuant to the Agreement, Rock Island may designate one member for service on the Company’s board of directors.  Under the terms of the Agreement, Rock Island and its assignees could, at their discretion, purchase additional shares of Series B Convertible Preferred Stock and Warrants in two additional tranches of  $2,000,000 and  $1,000,000 payable on or before December 2, 2009, and January 8, 2010, respectively.

On March 4, 2010, ProText Mobility, Inc. (the “Company”) entered into Amendment No. 2 (“Amendment No. 2”) to the Series B Convertible Preferred Stock Purchase Agreement, dated July 29, 2009, as amended by Amendment No. 1 to the Series B Convertible Preferred Stock Purchase Agreement, with Rock Island Capital, LLC (the “Purchaser”), dated September 4, 2009 (as amended, the “Purchase Agreement”).  Pursuant to the Purchase Agreement, the Company agreed to sell to the Purchaser, in tranches (with the last tranche to occur within approximately 60 days from execution of Amendment No. 2), an aggregate of 550,055 shares of Series B Preferred Stock (of which 220,022 shares were sold prior to execution of Amendment No.2) for an aggregate purchase price of  $5,000,000 (of which  $2,000,000 was sold prior to execution of Amendment No. 2). In addition, the Company agreed to issue to the Purchaser five-year warrants to purchase 50,000,000 shares at an exercise price of  $0.03, exercisable on a cashless basis, and 50,000,000 shares at an exercise price of  $0.06, not exercisable on a cashless basis, in tranches pro rata with the sale of the Series B Preferred Stock. The exercise price of the warrants not exercisable on a cashless basis shall be reduced to  $0.03 if the closing price of the Company’s common stock has a volume weighted average price of less than  $0.06 for a 30- day period during the term of such warrants. The Company also agreed to issue to the Purchaser 45,000,000 shares of common stock (the “Additional Shares”), in tranches pro rata with the sale of the Series B Preferred Stock. As amended by Amendment No. 3, the Purchaser may terminate the Purchase Agreement upon 10 days’ written notice, in which event the Purchaser shall not be obligated to make any additional purchases under the Purchase Agreement.

In connection with the Purchase Agreement, the Company filed an Amended and Restated Certificate of Designation of Series B Preferred Stock (the “Certificate of Designation”) filed with the State of Delaware on June 5, 2010.

In accordance with the accounting guidance for modifications, for Amendment No. 2, the Company recorded approximately  $2,024,000 as a deemed preferred dividend relating to warrant modification with a corresponding credit to additional paid in capital. The Company recorded  $1,980,000 as a deemed preferred dividend relating to issuance of common stock with a corresponding credit to additional paid in capital.

In accordance with the agreement, dividends payable in common stock amounting to 1,617,578 shares were issued for the year ended December 31, 2010.

On July 29, 2010 the Company entered into Amendment No. 4 to the Stock Purchase Agreement of its Series B Convertible Preferred Stock with Rock Island Capital LLC whereby it amended the termination clause to remove the penalties and the termination payment fee.

On October 19, 2010 the Company entered into Amendment No. 5 to the Stock Purchase Agreement of its Series B Convertible Preferred Stock with Rock Island Capital LLC (“Purchaser”) whereby the Purchaser agreed to purchase from the Company, and the Company agreed to sell to the Purchaser, up to 192,500 units, with each unit consisting of: (i) one share of Series B Preferred Stock; (ii) 81,818,181 shares of the Company’s common stock; and (iii) five-year warrants to purchase 181,818,181 shares of the Company’s common stock at an exercise price of  $0.01 (which may be exercised on a cashless basis), for a purchase price of  $9.0909 per unit. The units will be sold in installments of at least  $100,000 each on before the 30th day following the prior payment, with the first installment due on or before the thirtieth day following the final payment of the aggregate purchase price under the Agreement. In the event that the Purchaser shall fail to timely pay any installment and does not notify the Company in writing at least five days prior to such installment due date (upon which notice the Purchaser shall be granted a 7-day extension), the Company may, from and after the expiration of any and all applicable cure periods, terminate the Agreement, and the Company shall have no right to pursue any other remedy against Purchaser.

•	The warrants issued or issuable under the Agreement shall be exercisable on a cashless basis.

•	On October 20, 2010, the Company filed an Amended and Restated Certificate of Designation of Series B Preferred Stock, pursuant to which:

▪	Pursuant to the commitment of the additional financing of $1,750,000, the number of shares of authorized Series B Preferred Stock was increased from 550,055 to 1,000,000;

▪	Pursuant to the commitment of the additional financing of $1,750,000, the “Special Dividend Amount” payable to the holders of Series B Preferred Stock was increased from $2,500,000 to $3,375,000;and

▪
The holders of Series B Preferred Stock shall be entitled to cumulative dividends at a rate of 10% per annum, compounded annually and payable in cash upon conversion of the Series B Preferred Stock into shares of common stock or upon such other date as determined by the Board of Directors of the Company.

In accordance with the accounting guidance for modifications, for Amendment No. 5, the Company recorded approximately  $760,000 as a deemed preferred dividend relating to warrant modification with a corresponding credit to additional paid in capital.

For the year ended December 31, 2010, the Company received  $2,650,000 from the sale of Series B Convertible Preferred Stock, and issued an additional 291,529 preferred B shares. The Company recorded the beneficial conversion feature and the warrant associated with such investment as a deemed preferred dividend of  $2,650,000 with a corresponding credit to additional paid in capital In accordance with Amendment No. 5, the Company has accrued dividends payable amounting to approximately  $325,000 and  $91,000 at June 30, 2011 and December 31, 2010, respectively which is included in the accompanying consolidated balance sheet.